As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21854

CITIGROUP ALTERNATIVE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

731 Lexington Avenue, 28th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Millie Kim, Esq.
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022
(Name and address of agent for service)

COPY TO:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

(866) 832-9160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1. Report to Stockholders.

CITIGROUP ALTERNATIVE INVESTMENTS

TAX ADVANTAGED SHORT TERM FUND

Semi-Annual Report

June 30, 2006

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2006 (unaudited)

Assets:
Cash	$100,200
Deferred offering costs	$474,763
Total Assets	$574,963
Liabilities:
Offering expenses payable	$474,763
Total Liabilities	$474,763
Net Assets	$100,200
Net Liabilities:
Paid in capital	$100,200
Net Assets	$100,200

Shares outstanding (unlimited number of shares authorized at $0.00001 par value per share)	10,020
Net asset value per share	$10.00
Public offering price per share ($10.00 divided by 0.99*) *Reflects maximum 1% up-front sales charge	$10.10

See accompanying notes to financial statements

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (unaudited)

Note 1: Organization

Citigroup Alternative Investments Tax Advantaged Short Term Fund (the Fund) is a separate series of the Citigroup Alternative Investments Trust (the Trust), which is a recently formed Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The investment objective of the Fund is to seek to maximize income on a tax equivalent basis while managing risks to capital.

As of June 30, 2006, the Fund has been inactive except for matters relating to the Fund’s establishment, designation, registration, and the sale of shares of beneficial interest in the Trust relating to the Fund (the Shares) to CGI Private Equity LP LLC, an affiliate of Citigroup Alternative Investments LLC (the Adviser) for $100,200 representing 10,020 Shares at $10 per Share. The Fund’s registration with the Securities and Exchange Commission (the SEC) was declared effective on June 12, 2006. The Fund commenced operations on August 1, 2006.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 2: Agreements

The Trust entered into an investment advisory agreement (the Investment Advisory Agreement) on June 6, 2006 with the Adviser on behalf of the Fund, under which the Adviser is responsible, subject to the supervision of the Trust’s Board of Trustees, for formulating a continuing investment program for the Fund. In addition, the Adviser is responsible for the supervision and ongoing responsibility of any sub-adviser that may be retained by the Fund. In consideration of the advisory and other services provided by the Adviser, the Fund pays the Adviser an annualized fee of 0.75% of its net assets (the Management Fee). This fee is paid monthly. The Management Fee is paid out of and reduces the Fund’s net assets.

The Adviser has retained Spectrum Asset Management (Spectrum or the Sub-Adviser) as a sub-adviser having discretionary authority to engage in Fund portfolio transactions, including certain hedging and other derivative transactions, primarily relating to preferred securities (and limited to that portion of the Fund’s portfolio designated to be invested in preferred securities, which presently is not expected to exceed 25%). The fee payable to Spectrum in consideration for its services as Sub-Adviser is paid by the Adviser at no cost to the Fund. That fee is paid monthly and amounts to 0.20% on an annualized basis of that portion of the Fund’s net assets subject to Spectrum’s discretionary management for the period.

The Trust has retained U.S. Bancorp Fund Services, LLC (in this capacity, the Administrator) to provide certain administrative and investor services to the Trust. Under the terms of an administration agreement entered into between the Trust and the Administrator (the Administration Agreement), the Administrator is responsible, directly or through its agents, for, among other things: (1) computing and disseminating the net asset value of the Fund in accordance with the Declaration and Agreement of Trust of the Trust; (2) preparing the annual financial statements of the Trust, as well as quarterly reports regarding the Fund’s performance and net asset value; and (3) performing additional services, as agreed upon, necessary in connection with the administration of the Trust and the Fund. The Administrator is paid a monthly Administrative Fee calculated as a percentage of the net assets of the Fund, which fee provides for “breakpoints” (or fee reductions) at increasing asset levels.

U.S. Bank National Association, a national banking association organized and existing under the laws of the United States of America (the Custodian), serves as the custodian of the assets of the Trust, and may maintain custody of such assets with U.S. subcustodians and foreign custody managers (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board of Trustees. The Custodian is paid a monthly custody fee calculated as a percentage of the net assets of the Fund.

U.S. Bancorp Fund Services, LLC (in this capacity, the Transfer Agent) serves as transfer agent with respect to subscription monies received from prospective investors in advance of dates when Shares may be subscribed for and monies may be transmitted to the Trust. The Transfer Agent is also responsible for maintaining a list of shareholders and generally performing any actions related to the issuance, repurchase and transfer of Shares and accepting payment for Shares. The Transfer Agent serves as the Fund’s dividend disbursing agent. In consideration of the transfer and escrow services provided by the Transfer Agent, the Fund pays the Transfer Agent a monthly fee based on the number of shareholder accounts serviced and related service fees.

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 3: Organization and Offering Costs

Offering expenses of $474,763 have been incurred. As the Fund has a continuous offering period, the offering expenses will be amortized to expense over twelve months on a straight-line basis beginning upon commencement of the Fund’s operations, i.e., the first public sale of Shares. $120,000 of these offering expenses have been paid by the Adviser subject to reimbursement by the Fund.

Organization costs of $5,516 have been borne by the Adviser and will not be borne by the Fund. In addition, certain other fees and expenses associated with organization of the Fund of $109,315 are contingent upon the Fund receiving subscriptions totaling $100 million. If $100 million of subscriptions is not achieved within 12 months and one day from the date of the initial public issuance of shares, the Fund will not be liable for these contingent fees and expenses.

Note 4: Semi-Annual Report Requirements

The semi-annual report is for the period June 2, 2006 to June 30, 2006. The Statement of Operations, Statement of Changes in Net Assets, Schedule of Investments and Financial Highlights are not included in this semi-annual report. Since the Fund has not commenced operations, sufficient information is not available to complete these statements.

Note 5: Future Adoption of New Accounting Standards

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
JUNE 30, 2006 (unaudited)

You would pay the following fees and expenses on a $1,000 investment in the Fund, assuming a 5% annual return (and reinvestment of all dividends and distributions at net asset value):

1 year	3 years
$19.47	$39.60

The Example is based on the estimated fees and expenses set out below (and also reflects the maximum 1% up-front sales charge that may be assessed on an investment in the Fund). It should not be considered a representation of future expenses, as actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example. A greater rate of return than that used in the Example would increase certain fees and expenses paid by the Fund.

  SUMMARY OF FEES AND EXPENSES

The following table illustrates the fees and expenses that the Fund expects to incur and that Shareholders investing in the Fund can expect to bear directly or indirectly.

SHAREHOLDER TRANSACTION FEES
Maximum sales load (placement fee) (percentage of purchase amount)	1.00%(1)
Maximum repurchase fee	None
ANNUAL EXPENSES (as a percentage of net assets)
Management Fee	0.75%
Administrative Fee	0.09%
Custody and Transfer Agency Fees	0.015%
Other Expenses	0.08%

Total Annual Expenses (other than interest expense)	0.935%
__________________

(1)
In connection with initial and additional investments, investors may be charged an up-front sales charge of up to 1% of the amounts transmitted in connection with their subscriptions in the discretion of their Placement Agent as set forth in the applicable subscription agreement delivered to the Transfer Agent. The up-front sales charge will be deducted from a prospective investor’s subscription amount, will not be applied to the purchase of Shares by the investor and will not be part of the assets of the Fund. Such up-front sales charges are not included in the presentation of per annum fees and expenses in the table above. See the prospectus for more information.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, are based on estimated expenses for the fiscal year ending December 31, 2006 and include professional fees and other expenses that the Fund will bear directly, including custody fees and expenses, as well as expenses related to the offering. See the prospectus for a more complete description of the various fees and expenses.

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS

Information pertaining to the trustees and officers of the Fund are set forth below. The address for each Trustee and officer in his or her capacity as such is 731 Lexington Avenue, 28th Floor, New York, NY 10022. See the prospectus for additional information about the Fund’s trustees and officers.

INDEPENDENT TRUSTEES

NAME AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS HELD BY TRUSTEE

James Hillman, 49	Trustee	May 2006 - Present	Independent consultant (January 2006 - Present), Managing Director, The Bank of New York (1999 - 2006)	1	None

Kathleen Cuocolo, 54	Trustee	May 2006 - Present	President, Cuocolo & Associates (a consultancy firm on fund governance and operations) (2004-Present), Executive Vice President, State Street Corporation (1982-2003)	1	Director, Guardian Park Avenue Portfolios

INTERESTED TRUSTEES

NAME AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS HELD BY TRUSTEE

Reaz Islam, 39	Trustee	February 2006 - Present	Managing Director and Senior Investment Officer, Head of Citigroup Fixed Income Alternatives, Citigroup Alternative Investments LLC	1	None

OFFICERS

NAME AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Reaz Islam, 39	President	May 2006 - Present	See biography above

Jeffrey L. Traum, 39	Vice President, Treasurer and Assistant Secretary	May 2006 - Present	Managing Director, Citigroup Fixed Income Alternatives, Citigroup Alternative Investments LLC

Trudi Seery Gilligan, 39	Chief Compliance Officer	May 2006 - Present	Associate General Counsel, Citigroup Alternative Investments LLC, Chief Compliance Officer, Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC

Robert Nolan, 42	Vice President	May 2006 - Present	Director, Citigroup Fixed Income Alternatives, Citigroup Alternative Investments LLC

Lauren Yorks, 33	Vice President, Secretary and Assistant Treasurer	May 2006 - Present	Director, Citigroup Fixed Income Alternatives, Citigroup Alternative Investments LLC
__________________________ * Term of office of each trustee and officer is indefinite.

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Investment Advisory Agreement was approved by the initial shareholder of the Fund on May 12, 2006 and by the Board of Trustees most recently on June 6, 2006. In approving the Investment Advisory Agreement in June 2006, the Board of Trustees considered the terms of the Agreement, including the structure of the Management Fee, and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Trust’s investment program. In doing so, the Trustees compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Fund. Among other things, the Trustees determined the Adviser’s fees were competitive to those charged by investment advisers to similar funds (when, if applicable, the fees charged to those other funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and the Fund’s expected expense ratio was reasonable given the Fund’s expected net assets. The Trustees also noted that the Adviser’s affiliation with Citigroup offered assurances as to its institutional stability. As to economies of scale, it was noted that it was too early to warrant evaluation of whether benefits relating to the Fund’s size were being shared properly between the Adviser and the shareholders. The Trustees also determined the Adviser’s resources and experience were satisfactory overall, and that sufficient resources and personnel would be assigned to the Adviser’s management of the Fund. Accordingly, they concluded approving the Investment Advisory Agreement served the interests of the Fund and the shareholders.

The Sub-Advisory Agreement was approved by the initial shareholder of the Fund on May 12, 2006 and by the Board of Trustees most recently on June 6, 2006. The Trustees noted that the fees paid to the Sub-Adviser are paid by the Adviser and do not increase the advisory fees borne directly by the Fund. The Trustees concluded that the Sub-Advisory Agreement serves the interest of the Fund and the Shareholders. A number of the factors evaluated by the Trustees in considering the Advisory Agreement were found not to be additionally relevant in respect of the Sub-Advisory Agreement, principally because the payments in question had been separately evaluated in respect of the Advisory Agreement.

CITIGROUP ALTERNATIVE INVESTMENTS	SEMI-ANNUAL REPORT
TAX ADVANTAGED SHORT TERM FUND
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The filings will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available on the SEC’s website at http://www.sec.gov. Information regarding the Adviser’s (or Sub-Adviser’s) proxy-voting record on behalf of the Trust will be made available for each twelve-month period ended June 30. Please call the Trust at 866-832-9160 to request this information, which will also be available on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISER
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022

INVESTMENT SUB-ADVISER
Spectrum Asset Management, Inc.
2 High Ridge Park
Stamford, CT 06905

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
DISBURSING AGENT & SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Not applicable since the Fund has not commenced operations.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
June 2, 2006 to June 30, 2006	N/A	N/A	N/A	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee has not established formal procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Citigroup Alternative Investments Trust

By (Signature and Title)* /s/Reaz Islam
Reaz Islam, President

Date 8/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Reaz Islam
Reaz Islam, President

Date 8/28/06

By (Signature and Title)* /s/Jeffrey Traum
Jeffrey Traum, Treasurer

Date 8/24/06